Fair Value Measurements - Summary of Fair Value of the Plan's Assets (Detail) - EBP 006 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,332,135,586	$ 1,104,311,071
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,331,850,376	1,104,151,951
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	285,210	159,120
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
CIBC common stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	61,082,999	44,296,867
CIBC common stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	61,082,999	44,296,867
CIBC common stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
CIBC common stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Short term investment fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	285,210	159,120
Short term investment fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Short term investment fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	285,210	159,120
Short term investment fund [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Registered investment companies [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	788,012,635	684,496,907
Registered investment companies [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	788,012,635	684,496,907
Registered investment companies [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Registered investment companies [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/collective trusts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	482,754,742	375,358,177
Common/collective trusts [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	482,754,742	375,358,177
Common/collective trusts [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/collective trusts [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0